Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
E.	Investments

Available for sale fixed maturities and equity securities at December 31 consisted of the following (in millions):

	2011				2010
	Amortized	Fair	Gross Unrealized		Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses	Cost	Value	Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$363	$382	$19	$—	$453	$467	$15	$(1)
States, municipalities and political subdivisions	3,613	3,877	267	(3)	2,927	2,939	53	(41)
Foreign government	236	254	18	—	269	278	9	—
Residential MBS	3,858	3,848	170	(180)	3,781	3,875	222	(128)
Commercial MBS	2,628	2,840	218	(6)	1,972	2,123	153	(2)
All other corporate	9,864	10,606	802	(60)	9,088	9,646	602	(44)

Total fixed maturities	$20,562	$21,807	$1,494	$(249)	$18,490	$19,328	$1,054	$(216)

Common stocks	$610	$797	$207	$(20)	$312	$543	$232	$(1)

Perpetual preferred stocks	$134	$131	$5	$(8)	$146	$147	$6	$(5)

The non-credit related portion of other-than-temporary impairment charges are included in other comprehensive income (loss). Such charges taken for residential MBS still owned at December 31, 2011 and 2010, respectively, were $227 million and $258 million.

The following tables show gross unrealized losses (in millions) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010.

	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
2011
Fixed maturities:
U.S. Government and government agencies	$—	$2	100%	$—	$—	—%
States, municipalities and political subdivisions	(2)	120	98%	(1)	59	98%
Foreign government	—	1	100%	—	—	—%
Residential MBS	(59)	1,141	95%	(121)	473	80%
Commercial MBS	(6)	183	97%	—	18	100%
All other corporate	(43)	940	96%	(17)	114	87%

Total fixed maturities	$(110)	$2,387	96%	$(139)	$664	83%

Common stocks	$(19)	$169	90%	$(1)	$4	80%

Perpetual preferred stocks	$(1)	$23	96%	$(7)	$31	82%

2010
Fixed maturities:
U.S. Government and government agencies	$(1)	$86	99%	$—	$—	—%
States, municipalities and political subdivisions	(38)	1,180	97%	(3)	40	93%
Foreign government	—	37	99%	—	—	—%
Residential MBS	(11)	412	97%	(117)	551	82%
Commercial MBS	(2)	83	98%	—	15	97%
All other corporate	(24)	1,020	98%	(20)	275	93%

Total fixed maturities	$(76)	$2,818	97%	$(140)	$881	86%

Common stocks	$—	$21	99%	$(1)	$4	88%

Perpetual preferred stocks	$—	$22	98%	$(5)	$37	88%

At December 31, 2011, the gross unrealized losses on fixed maturities of $249 million relate to approximately 850 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 38% of the gross unrealized loss and 62% of the fair value.

Gross Unrealized Losses on MBS At December 31, 2011, gross unrealized losses on AFG’s residential MBS represented 72% of the total gross unrealized loss on fixed maturity securities and 87% of the “twelve months or more”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (239 securities), approximately 27% of the unrealized losses and 49% of the fair value relate to investment grade rated securities. AFG analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2011, AFG recorded in earnings $52 million in other-than-temporary impairment charges related to its residential MBS.

Gross Unrealized Losses on All Other Corporates AFG recorded in earnings approximately $6 million in other-than-temporary impairment charges on “all other corporate” securities during 2011. Management concluded that no additional charges for other-than-temporary impairments were required based on many factors, including AFG’s ability and intent to hold the investments for a period of time sufficient to allow for anticipated recovery of its amortized cost, the length of time and the extent to which fair value has been below cost, analysis of historical and projected company-specific financial data, the outlook for industry sectors, and credit ratings.

The following table is a progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income (loss) (in millions).

	2011	2010	2009
Balance at January 1	$143	$99	$14
Additional credit impairments on:
Previously impaired securities	44	44	26
Securities without prior impairments	8	9	72
Reductions—disposals	(8)	(9)	(13)

Balance at December 31	$187	$143	$99

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2011 (in millions). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately 4 years at December 31, 2011.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$603	$615	3%
After one year through five years	5,196	5,478	25
After five years through ten years	6,437	6,998	32
After ten years	1,840	2,028	9

	14,076	15,119	69
MBS	6,486	6,688	31

Total	$20,562	$21,807	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

There were no investments in individual issuers that exceeded 10% of Shareholders’ Equity at December 31, 2011 or 2010.

Net Unrealized Gain on Marketable Securities In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in millions) the components of the net unrealized gain on securities that is included in Accumulated Other Comprehensive Income in AFG’s Balance Sheet.

		Deferred Tax and
		Amounts Attributable
		to Noncontrolling
	Pre-tax	Interests	Net
December 31, 2011
Unrealized gain on:
Fixed maturity securities	$1,245	$(444)	$801
Equity securities	184	(65)	119
Deferred policy acquisition costs	(537)	188	(349)
Annuity benefits and other liabilities	10	(3)	7

	$902	$(324)	$578

December 31, 2010
Unrealized gain on:
Fixed maturity securities	$838	$(295)	$543
Equity securities	232	(82)	150
Deferred policy acquisition costs	(315)	109	(206)
Annuity benefits and other liabilities	6	(2)	4

	$761	$(270)	$491

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in millions):

			Mortgage
			Loans			Noncon-
	Fixed	Equity	and Other	Other	Tax	trolling
	Maturities	Securities	Investments	(a)	Effects	Interests	Total
2011
Realized before impairments	$68	$88	$(24)	$(4)	$(45)	$(2)	$81
Realized—impairments	(57)	(6)	(5)	16	18	1	(33)
Change in unrealized	407	(48)	—	(218)	(49)	(5)	87

2010
Realized before impairments	146	36	(5)	(14)	(57)	(2)	104
Realized—impairments	(79)	(1)	(6)	24	22	—	(40)
Change in unrealized	751	49	—	(293)	(177)	(2)	328

2009
Realized before impairments	207	61	1	(23)	(82)	(5)	159
Realized—impairments	(221)	(22)	(28)	68	72	1	(130)
Change in unrealized	2,005	126	—	(735)	(489)	(6)	901

(a)	Primarily adjustments to deferred policy acquisition costs related to annuities.

Realized gains (losses) on securities include net losses of less than $1 million in 2011 and net gains of $50 million in 2010 and $157 million in 2009 from the mark-to-market of certain MBS, primarily interest-only securities with interest rates that float inversely with short-term rates. Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	2011	2010	2009
Fixed maturities:
Gross gains	$77	$108	$92
Gross losses	(9)	(11)	(43)

Equity securities:
Gross gains	90	35	82
Gross losses	(1)	—	(21)